Net Income Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net Income Per Share
Note 8: Net income per share
Basic net income per share is computed by dividing net income by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net income per share is computed by dividing net income by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted methods.
There were
no
potentially dilutive securities outstanding in either period presented.